Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
Midstream Streamlining Transactions
May 2018 Acquisition and Gulfport Transaction
On April 25, 2018, EQT, Rice Midstream Holdings LLC, a wholly owned subsidiary of EQT, EQM and EQM Gathering Holdings, LLC (EQM Gathering), a wholly owned subsidiary of EQM, entered into a Contribution and Sale Agreement pursuant to which EQM Gathering acquired from EQT all of EQT's interests in ROM, Strike Force and Rice WV in exchange for an aggregate of 5,889,282 EQM common units and aggregate cash consideration of $1.15 billion, subject to customary purchase price adjustments. Strike Force owns a 75% limited liability company interest in Strike Force Midstream LLC (Strike Force Midstream). The May 2018 Acquisition closed on May 22, 2018 with an effective date of May 1, 2018.
On May 1, 2018, pursuant to the Purchase and Sale Agreement dated April 25, 2018, by and among EQM, EQM Gathering, Gulfport Energy Corporation (Gulfport) and an affiliate of Gulfport, EQM Gathering acquired the remaining 25% limited liability company interest in Strike Force Midstream not owned by Strike Force for $175 million (the Gulfport Transaction). As a result, EQM owned 100% of Strike Force Midstream effective as of May 1, 2018.
EQM-RMP Merger
On April 25, 2018, EQM entered into an Agreement and Plan of Merger (the Merger Agreement) with Rice Midstream Partners LP (RMP), Rice Midstream Management LLC, the general partner of RMP (the RMP General Partner), the EQM General Partner, EQM Acquisition Sub, LLC, a wholly owned subsidiary of EQM (Merger Sub), EQM GP Acquisition Sub, LLC, a wholly owned subsidiary of EQM (GP Merger Sub), and, solely for certain limited purposes set forth therein, EQT. Pursuant to the Merger Agreement, Merger Sub and GP Merger Sub will merge with and into RMP and the RMP General Partner, respectively, with RMP and the RMP General Partner surviving as wholly owned subsidiaries of EQM (the Mergers). Pursuant to the Merger Agreement, each RMP common unit issued and outstanding immediately prior to the effective time of the Mergers will be converted into the right to receive 0.3319 EQM common units.
The completion of the Mergers is subject to the satisfaction or waiver of certain customary closing conditions, including, but not limited to: (i) approval of the Merger Agreement by RMP's unitholders holding a majority of the outstanding RMP common units and (ii) expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended. As a result of the Mergers, RMP's common units will no longer be publicly traded. EQM expects to complete the Mergers during the third quarter of 2018.
ROM, Strike Force and Rice WV were businesses and the related acquisition was a transaction between entities under common control; therefore, EQM recorded the assets and liabilities of these entities at their carrying amounts to EQT on the effective date of the transaction. EQM recast its combined financial statements to retrospectively reflect the pre-acquisition results of the May 2018 Acquisition as if the entities were owned since the Rice Merger on November 13, 2017; however, the combined financial statements are not necessarily indicative of the results of operations that would have occurred if EQM had owned them during the three months ended March 31, 2018.

Acquisitions
The following table presents EQM's acquisitions completed during the three years ended December 31, 2017.

	Acquisition Date	Total Consideration	Cash	Common Units Issued to EQT	GP Units Issued to EQT
	(Thousands, except unit amounts)
NWV Gathering Acquisition (a)	3/17/15	$925,683	$873,183	511,973	178,816
MVP Interest Acquisition (b)	3/30/15	54,229	54,229	—	—
Preferred Interest Acquisition (c)	4/15/15	124,317	124,317	—	—
October 2016 Acquisition (d)	10/13/16	$275,000	$275,000	—	—

(a)
EQT contributed NWV Gathering to EQM Gathering Opco, LLC, an indirect wholly owned subsidiary of EQM. The cash portion of the purchase price was funded with net proceeds from an equity offering of EQM common units and borrowings under EQM's credit facility.

(b)
EQM assumed 100% of the membership interests in MVP Holdco, LLC (MVP Holdco), the owner of the interest (the MVP Interest) in the MVP Joint Venture, which at the time was an indirect wholly owned subsidiary of EQT. The cash payment made represented EQM's reimbursement to EQT for 100% of the capital contributions made by EQT to the MVP Joint Venture as of March 30, 2015. The cash payment was funded by borrowings under EQM's credit facility. See Note 6.

(c)
Pursuant to the NWV Gathering Acquisition contribution and sale agreement, EQM acquired the Preferred Interest from EQT in EES, which at the time was an indirect wholly owned subsidiary of EQT. EES generates revenue from services provided to a local distribution company. The cash payment was funded by borrowings under EQM's credit facility.

In October 2016, the operating agreement of EES was amended to include mandatory redemption of the Preferred Interest at the end of the preference period, which is expected to be December 31, 2034. As a result of this amendment, the accounting for EQM's investment in EES converted from a cost method investment to a note receivable effective October 1, 2016. This conversion did not impact the carrying value of this instrument; however, distributions from EES subsequent to the amendment were recorded partly as a reduction in the Preferred Interest and partly as interest income, which is included in net interest expense in the accompanying statements of combined operations. Distributions received from EES prior to this amendment were included in other income in the accompanying statements of combined operations.

(d)
On October 13, 2016, EQM entered into a Purchase and Sale Agreement with EQT pursuant to which EQM acquired from EQT 100% of the outstanding limited liability company interests of AVC and Rager as well as the Gathering Assets. The closing occurred on October 13, 2016 and was effective on October 1, 2016. The cash payment was funded by borrowings under EQM's credit facility.

AVC, Rager, the Gathering Assets and NWV Gathering were businesses and the related acquisitions were transactions between entities under common control; therefore, EQM recorded the assets and liabilities of these entities at their carrying amounts to EQT on the effective date of the respective transactions. The difference between EQT's net carrying amount and the total consideration paid to EQT was recorded as a capital transaction with EQT, which resulted in a reduction in equity. This portion of the consideration was recorded in financing activities in the statements of combined cash flows. EQM recast its combined financial statements to retrospectively reflect the pre-acquisition results of the October 2016 Acquisition and the NWV Gathering Acquisition as if the entities were owned for all periods presented; however, the combined financial statements are not necessarily indicative of the results of operations that would have occurred if EQM had owned them during the periods reported.
Prior to the October 2016 Acquisition, EQM operated the AVC facilities as part of its transmission and storage system under a lease agreement with EQT. The lease was a capital lease under GAAP; therefore, revenues and expenses associated with the AVC facilities were included in EQM's historical combined financial statements and the AVC facilities were depreciated over the lease term of 25 years. In conjunction with the October 2016 Acquisition, the lease agreement was terminated. As a result, EQM's recast of the combined financial statements included recasting depreciation expense recognized for the periods prior to the transaction to reflect the pipeline's useful life of 40 years. The $25.1 million of cumulative capital lease depreciation recorded for periods prior to the transaction was eliminated through equity at the time of the acquisition and the financial statements now reflect the depreciation expense based on the 40 year useful life. This adjustment increased previously reported net income by $5.2 million and $4.2 million for the years ended December 31, 2016 and 2015, respectively. In addition, because the effect of the recast of the financial statements resulted in the elimination of the capital lease obligation from EQM to AVC, the lease obligation portion of the consideration paid was recorded in financing activities in the statements of combined cash flows.
Midstream Streamlining Transactions
May 2018 Acquisition and Gulfport Transaction
On April 25, 2018, EQT, Rice Midstream Holdings LLC, a wholly owned subsidiary of EQT, EQM and EQM Gathering Holdings, LLC (EQM Gathering), a wholly owned subsidiary of EQM, entered into a Contribution and Sale Agreement pursuant to which EQM Gathering acquired from EQT all of EQT's interests in ROM, Strike Force and Rice WV in exchange for an aggregate of 5,889,282 EQM common units and aggregate cash consideration of $1.15 billion, subject to customary purchase price adjustments. The May 2018 Acquisition closed on May 22, 2018 with an effective date of May 1, 2018.
On May 1, 2018, pursuant to the Purchase and Sale Agreement dated April 25, 2018, by and among EQM, EQM Gathering, Gulfport Energy Corporation (Gulfport) and an affiliate of Gulfport, EQM Gathering acquired the remaining 25% limited liability company interest in Strike Force Midstream not owned by Strike Force for $175 million (the Gulfport Transaction). As a result, EQM owned 100% of Strike Force Midstream effective as of May 1, 2018.
EQM-RMP Merger
On April 25, 2018, EQM entered into an Agreement and Plan of Merger (the Merger Agreement) with Rice Midstream Partners LP (RMP), Rice Midstream Management LLC, the general partner of RMP (the RMP General Partner), the EQM General Partner, EQM Acquisition Sub, LLC, a wholly owned subsidiary of EQM (Merger Sub), EQM GP Acquisition Sub, LLC, a wholly owned subsidiary of EQM (GP Merger Sub), and, solely for certain limited purposes set forth therein, EQT. Pursuant to the Merger Agreement, Merger Sub and GP Merger Sub will merge with and into RMP and the RMP General Partner, respectively, with RMP and the RMP General Partner surviving as wholly owned subsidiaries of EQM (the Mergers). Pursuant to the Merger Agreement, each RMP common unit issued and outstanding immediately prior to the effective time of the Mergers will be converted into the right to receive 0.3319 EQM common units.
The completion of the Mergers is subject to the satisfaction or waiver of certain customary closing conditions, including, but not limited to: (i) approval of the Merger Agreement by RMP's unitholders holding a majority of the outstanding RMP common units and (ii) expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended. As a result of the Mergers, RMP's common units will no longer be publicly traded. EQM expects to complete the Mergers during the third quarter of 2018.
ROM, Strike Force and Rice WV were businesses and the related acquisition was a transaction between entities under common control; therefore, EQM recorded the assets and liabilities of these entities at their carrying amounts to EQT on the effective date of the transaction. EQM recast its combined financial statements to retrospectively reflect the pre-acquisition results of the May 2018 Acquisition as if the entities were owned for the period the businesses were under common control by EQT; however, the combined financial statements are not necessarily indicative of the results of operations that would have occurred if EQM had owned them during the period November 13, 2017 through December 31, 2017.